Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Other Intangible Assets [Abstract]
Schedule of Other Intangible Assets with Finite Useful Lives	The following table represents the Company’s other intangible assets with finite useful lives as of September 28, 2025, and December 29, 2024 (in thousands):
As of September 28, 2025	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer related intangible	$9,279	$—	$9,279
Trademark – Blue Raven Solar (1)	7,094	(840)	6,254
Trademark – SunPower (1)	4,300	(520)	3,780
Trademark – Sunder	2,427	—	2,427
Developed technology (1)	4,500	(1,500)	3,000
Developed technology – Sunder	14,216	—	14,216
Total	$41,816	$(2,860)	$38,956

As of December 29, 2024	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademark – Blue Raven Solar (1)	$8,400	$(210)	$8,190
Trademark – SunPower (1)	5,200	(130)	5,070
Developed technology (1)	4,500	(375)	4,125
Total	$18,100	$(715)	$17,385

(1)	The gross carrying amounts as of September 28, 2025 reflect the final allocation of the purchase consideration in connection with the SunPower Acquisition. The gross carrying amounts as of December 29, 2024 were provisional amounts.

The following table represents our other intangible assets with finite useful lives as of December 29, 2024 (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademark - Blue Raven Solar	$8,400	$(210)	$8,190
Trademark - SunPower	5,200	(130)	5,070
Developed technology	4,500	(375)	4,125
Total	$18,100	$(715)	$17,385